(Risk Management) (Details) - Distillate Crack Spread Swaps [Member]	6 Months Ended
Jun. 30, 2016 $ / Incident
Minimum [Member]
Derivative [Line Items]
Underlying, Derivative Volume	11.66
Maximum [Member]
Derivative [Line Items]
Underlying, Derivative Volume	13.64